Financial Instruments and Risk Management - Schedule of reconciliation of Level 3 assets and liabilities (Details)	12 Months Ended
Mar. 31, 2022 USD ($)
Assets
Openning assets balance	$ 178,330,730
Ending assets balance	452,274,331
Liabilities and equity
Openning liabilities balance	50,176,964
Ending liabilities balance	63,221,766
Level 1 of fair value hierarchy [Member]
Assets
Openning assets balance	981,736
Ending assets balance	12,524,161
Liabilities and equity
Openning liabilities balance	0
Ending liabilities balance	0
Level 2 of fair value hierarchy [Member]
Assets
Openning assets balance	97,790,233
Ending assets balance	175,319,334
Liabilities and equity
Openning liabilities balance	0
Ending liabilities balance	0
Level 3 of fair value hierarchy [Member]
Assets
Openning assets balance	0
Additions	3,579,581
Disposals	0
Change in fair value	896,670
Ending assets balance	4,476,251
Liabilities and equity
Openning liabilities balance	15,737,578
Additions	0
Disposals	0
Change in fair value of liability	(10,751,225)
Ending liabilities balance	4,986,354
Level 3 of fair value hierarchy [Member] | Investments [Member]
Assets
Openning assets balance	0
Additions	3,579,581
Disposals	0
Change in fair value	896,670
Ending assets balance	4,476,251
Level 3 of fair value hierarchy [Member] | Convertible loan - derivative component [Member]
Liabilities and equity
Openning liabilities balance	15,737,578
Additions	0
Disposals	0
Change in fair value of liability	(10,751,225)
Ending liabilities balance	$ 4,986,353